Loan and Warrant (Details)					9 Months Ended	12 Months Ended
	Apr. 05, 2018 USD ($)	Mar. 13, 2018 $ / shares shares	Feb. 21, 2017 SFr / shares shares	Jul. 19, 2016 CHF (SFr) shares	Sep. 30, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Apr. 05, 2018 CHF (SFr)	Apr. 05, 2018 USD ($)	Jul. 19, 2016 USD ($) $ / shares shares
Disclosure of detailed information about borrowings [line items]
Drawn on term loan facility								SFr 5,000,000
Warrants issued (in shares) | shares			7,945,000
Exercise price of warrants (in dollars per share) | SFr / shares			SFr 1.2
Gain recognized upon change in fair value of warrants						SFr 23,350
Liquidity covenant amount | $									$ 5,000,000
Collateral Cash | $									$ 2,120,257
Repayment of loan | $	$ 5,000,000
Recognized loss on loan and transaction costs								SFr 334,747
Secured term loan facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $										$ 20,000,000.0
Drawn on term loan facility				SFr 12,500,000.0		10,126,406
Warrants issued (in shares) | shares				241,117
Exercise price of warrants (in dollars per share) | $ / shares										$ 3.94
Warrants exercisable (in shares) | shares				156,726						156,726
Number of additional warrants exercisable upon second advance (in shares) | shares				84,391						84,391
Secured term loan facility [Member] | Floating interest rate [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum (as a percent)				9.55%						9.55%
Within one year | Secured term loan facility [Member]
Disclosure of detailed information about borrowings [line items]
Amortization payments						4,542,109
Warrants | Secured term loan facility [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of warrants					SFr 1,065	23,350
Gain recognized upon change in fair value of warrants					SFr 22,285	SFr 93,782	SFr 291,048
Merger | Warrants | Secured term loan facility [Member]
Disclosure of detailed information about borrowings [line items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 39.40
Number of common shares exercisable through warrants, up to | shares		15,673